VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.6%
Alabama : 3.1%
Black Belt Energy Gas District,
Series A (RB)
4.00%, 12/01/49 (c) (p) $ 1,360 $ 1,362,582
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 2,200 2,216,739
Black Belt Energy Gas District,
Series D-1 (RB)
5.50%, 06/01/49 (c) (p) 1,000 1,053,631
Black Belt Energy Gas District,
Series E (RB)
5.00%, 05/01/53 (p) 1,000 1,038,425
Jefferson County (RB)
5.00%, 09/15/28 (c) 525 542,957
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/50 (c) (p) 1,500 1,502,888
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54 (c) (p) 1,000 1,051,353
8,768,575
Arizona : 1.9%
Arizona Department of
Transportation State Highway
(RB)
5.00%, 07/01/30 (c) 835 850,756
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 11/01/28 (c) 500 523,884
Arizona Transportation Board
(RB)
5.00%, 07/01/31 (c) 1,050 1,069,335
City of Phoenix Civic
Improvement Corp. (RB)
5.00%, 07/01/29 (c) 620 633,229
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/26 700 706,414
5.00%, 01/01/53 (c) (p) 500 506,918
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/26 500 505,146
5.00%, 01/01/27 500 517,719
5,313,401
California : 15.6%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/47 (c) (p) 1,130 1,129,146
Beverly Hills, California Unified
School District (GO)
0.00%, 08/01/30 ^ 1,000 871,826
Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
4.00%, 05/01/53 (c) (p) $ 500 $ 502,443
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
5.00%, 07/01/53 (c) (p) 1,000 1,046,271
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.50%, 05/01/54 (c) (p) 1,000 1,056,254
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,058,650
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 528,884
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-3 (RB)
2.00%, 10/01/36 (c) (p) 335 334,636
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series C (RB)
5.00%, 10/01/39 (p) 585 587,371
California Infrastructure and
Economic Development
Bank, Series B (RB)
5.00%, 11/01/29 (c) 500 532,633
California Infrastructure And
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/47 (c) (p) 500 502,067
California State Public Works
Board, Natural Resources
Headquarters, Series C (RB)
5.00%, 11/01/29 675 744,911
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/26 830 854,178
5.00%, 10/01/28 (c) 785 827,339
California State Public Works
Board, Various Correctional
Facilities, Series D (RB)
5.00%, 09/01/26 500 513,524
California State University,
Series B-3 (RB)
3.12%, 11/01/51 (c) (p) 500 501,214

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29 (c) $ 2,500 $ 2,281,755
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/30 (c) 1,000 1,001,512
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 543,957
East County, California
Advanced Water Purification
Joint Powers Authority, Series
A (RB)
3.12%, 09/01/26 (c) 500 501,883
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 481,236
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
(AGM)
0.00%, 06/01/26 ^ 1,000 979,406
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
5.00%, 07/01/31 (c) 795 829,345
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/30 (c) 1,720 1,889,467
Los Angeles Unified School
District, Series B (GO)
5.00%, 07/01/30 (c) 500 510,313
Oakland, California Unified
School District (GO)
5.00%, 08/01/26 380 388,656
Public Facilities Financing
Authory of the City of San
Diego, Subordinated Water,
Series B (RB)
5.00%, 08/01/27 (c) 500 510,508
San Bernardino Community
College District, Series A (GO)
4.00%, 08/01/49 (c) 540 559,526
San Francisco, California City
& County Public Utilities
Commission Wastewater,
Series A (RB)
1.00%, 10/01/25 (c) 1,000 995,695
5.00%, 10/01/26 1,000 1,033,467
Par
(000’s) Value
California (continued)
Southwestern Community
College District, Series D (GO)
5.00%, 08/01/44 (c) $ 500 $ 500,000
State of California, Department
of Water Resources, Series
BB (RB)
5.00%, 12/01/26 500 519,007
State of California, Various
Purpose (GO)
5.00%, 08/01/25 1,000 1,000,000
5.00%, 09/01/26 1,000 1,028,242
5.00%, 11/01/26 915 944,830
5.00%, 04/01/27 750 782,682
5.00%, 08/01/27 1,305 1,373,141
5.00%, 09/01/27 1,000 1,054,081
5.00%, 10/01/27 500 528,075
5.00%, 10/01/27 1,000 1,056,150
5.00%, 10/01/27 530 559,760
5.00%, 09/01/28 1,000 1,078,545
5.00%, 11/01/28 (c) 1,000 1,056,985
5.00%, 11/01/28 910 984,937
5.00%, 10/01/29 1,000 1,103,324
5.00%, 10/01/29 (c) 1,000 1,016,916
5.00%, 04/01/30 2,910 3,232,415
5.00%, 09/01/30 (c) 1,095 1,123,431
5.00%, 10/01/30 (c) 750 822,545
43,863,139
Colorado : 2.1%
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/35 (c) 500 517,212
City Of Colorado Springs,
Colorado Utilities System,
Series A-1 (RB)
5.00%, 11/15/26 500 516,166
Colorado Health Facilities
Authority (RB)
5.00%, 11/15/60 (c) (p) 1,000 1,090,765
Colorado Health Facilities
Authority, Series A (RB)
5.00%, 11/01/25 500 502,630
Jefferson County School District
R-1 (GO)
5.00%, 12/15/30 (c) 1,110 1,188,042
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 1,000 1,079,741
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 515,852
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/34 (c) 500 521,537
5,931,945

Par
(000’s) Value
Connecticut : 2.9%
State of Connecticut, Health
& Educational Facilities
Authority, Series A (RB)
5.00%, 07/01/26 $ 500 $ 510,770
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 1,010,437
State of Connecticut, Series E
(GO)
5.00%, 11/15/25 670 674,773
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 05/01/31 1,650 1,841,476
State of Connecticut, Special
Tax, Transportation
Infrastructure Purpose,
Series A (ST)
5.00%, 05/01/28 600 640,170
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (ST)
5.00%, 05/01/26 1,015 1,034,829
University of Connecticut,
Series A (RB)
5.00%, 04/15/26 550 559,433
5.00%, 04/15/29 (c) 1,000 1,062,649
5.00%, 01/15/30 (c) 745 768,649
8,103,186
Delaware : 0.5%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 500 497,101
Delaware Transportation
Authority, Series A (RB)
5.00%, 07/01/26 500 511,779
State of Delaware, Series A
(GO)
5.00%, 10/01/25 410 411,773
1,420,653
District of Columbia : 0.8%
Metropolitan Washington
Airports Authority, Series B
(RB)
5.00%, 10/01/28 500 537,687
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/30 (c) 1,000 1,035,295
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/30 (c) 555 576,662
2,149,644
Florida : 2.5%
Central Florida Expressway
Authority (RB) (AGM)
5.00%, 07/01/27 500 523,464
Par
(000’s) Value
Florida (continued)
County of Miami-Dade (RB)
5.00%, 10/01/29 (c) $ 510 $ 523,409
County of Miami-Dade, Florida
Water and Sewer System (RB)
5.00%, 10/01/28 1,000 1,076,006
Miami Beach Redevelopment
Agency (TA) (AG)
5.00%, 02/01/31 500 550,992
Orange County, Florida Tourist
Development Tax (RB)
5.00%, 10/01/30 490 541,053
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/31 (c) 1,000 1,016,808
South Miami, Florida Health
Facilities Authority Hospital
Baptist Health (RB)
5.00%, 08/15/29 (c) 710 738,664
State of Florida, Board of
Education Full Faith and
Credit, Series E (GO)
3.00%, 06/01/30 (c) 1,000 993,015
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 970,392
6,933,803
Georgia : 4.1%
Georgia State Road and Tollway
Authority (RB)
5.00%, 06/01/29 800 871,398
Main Street Natural Gas, Inc.,
Gas Supply, Series D (RB)
5.00%, 04/01/54 (c) (p) 2,000 2,121,996
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 07/01/52 (c) (p) 1,250 1,263,446
Main Street Natural Gas, Inc.,
Series A-1 (RB)
5.50%, 09/15/25 135 135,352
Main Street Natural Gas, Inc.,
Series B (RB)
5.00%, 12/01/52 (c) (p) 500 521,812
5.00%, 07/01/53 (c) (p) 1,000 1,055,855
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 03/01/50 (c) (p) 1,500 1,503,531
4.00%, 08/01/52 (c) (p) 500 499,458
5.00%, 09/01/53 (c) (p) 1,000 1,057,367
State of Georgia, Series A (GO)
5.00%, 08/01/26 700 718,254
5.00%, 02/01/29 (c) 680 688,244
State of Georgia, Series C (GO)
5.00%, 07/01/26 1,000 1,024,386
11,461,099

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hawaii : 1.8%
City & County of Honolulu,
Hawaii Rail Transit Project,
Series B (GO)
5.00%, 03/01/31 (c) $ 1,930 $ 2,112,874
City & County of Honolulu,
Hawaii Rail Transit Project,
Series E (GO)
5.00%, 03/01/26 785 796,272
5.00%, 03/01/27 500 519,268
State of Hawaii, Series EO (GO)
5.00%, 08/01/25 (c) 520 520,000
State of Hawaii, Series ET (GO)
3.00%, 10/01/29 (c) 1,000 995,324
4,943,738
Illinois : 4.4%
Chicago O'Hare International
Airport, Series B (RB) (AGM)
5.00%, 01/01/26 500 505,167
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 315 318,255
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/30 500 547,997
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 372,597
5.00%, 01/01/30 2,000 2,103,564
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 362,810
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 07/01/27 685 717,146
5.00%, 01/01/28 500 529,367
Illinois Finance Authority,
Northshore University Health
System, Series A (RB) (AGM)
5.00%, 08/15/26 500 512,244
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 430,060
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 650 673,588
Illinois State, Series A (GO)
5.00%, 11/01/27 1,000 1,045,380
Regional Transportation
Authority of Illinois, Series
A (RB)
5.00%, 07/01/28 (c) 735 764,290
State of Illinois (GO)
3.50%, 06/01/29 (c) 685 683,410
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 598,230
State of Illinois, Series D (GO)
5.00%, 11/01/25 1,345 1,352,516
5.00%, 11/01/26 800 821,465
12,338,086
Par
(000’s) Value
Indiana : 0.9%
Indiana Finance Authority,
Midwestern Disaster Relief,
Series A (RB)
4.25%, 11/01/30 $ 1,545 $ 1,568,989
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 935 1,020,592
2,589,581
Iowa : 0.5%
PEFA, Inc., Iowa Gas Project
(RB)
5.00%, 09/01/49 (c) (p) 1,500 1,515,836
Underline
Kansas : 0.2%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/30 (c) 500 511,004
Underline
Kentucky : 1.1%
Commonwealth of Kentucky,
State Property and Building
Commission, Series A (RB)
5.00%, 10/01/30 250 276,681
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 500 528,024
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/52 (c) (p) 1,200 1,197,388
Louisville & Jefferson County,
Metro Government, Norton
Healtcare, Inc., Series C (RB)
5.00%, 10/01/47 (c) (p) 1,000 1,021,459
3,023,552
Louisiana : 0.6%
St. John Baptist Parish,
Louisiana Marathon Oil Co.,
Series B-2 (RB)
2.38%, 06/01/37 (p) 750 745,104
State of Louisiana, Series A
(GO)
5.00%, 02/01/29 1,000 1,084,178
1,829,282
Maryland : 3.5%
Baltimore County, Maryland
(GO)
5.00%, 03/01/30 945 1,044,070
Community Development
Administration, Maryland
Multifamily Development,
Series D-2 (RB)
3.30%, 01/01/29 500 505,472
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
4.00%, 08/01/29 750 792,005

Par
(000’s) Value
Maryland (continued)
State of Maryland, Department
of Transportation (RB)
3.00%, 11/01/30 (c) $ 520 $ 519,203
3.12%, 05/01/31 (c) 855 854,987
4.00%, 11/01/27 (c) 500 500,150
5.00%, 10/01/26 595 612,611
State of Maryland, Department
of Transportation, Series B
(RB)
4.00%, 05/01/30 (c) 750 773,413
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/28 500 533,314
5.00%, 03/15/28 (c) 500 519,628
5.00%, 03/15/29 1,000 1,089,639
5.00%, 03/15/31 (c) 1,500 1,646,181
State of Maryland, State and
Local Facilities Loan, Series
B (GO)
5.00%, 08/01/26 385 395,001
9,785,674
Massachusetts : 4.3%
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/27 680 709,094
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/27 710 736,068
5.00%, 05/01/27 500 522,710
5.00%, 07/01/27 500 524,905
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/31 (c) 600 611,377
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 412,166
5.00%, 05/01/30 1,000 1,112,174
Commonwealth of
Massachusetts, Series C (GO)
(AGM)
5.00%, 05/01/31 2,665 2,995,347
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 12/01/25 750 750,872
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
5.00%, 10/15/26 500 514,450
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 2,000 2,259,834
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/40 (c) 1,000 1,026,077
12,175,074
Par
(000’s) Value
Michigan : 0.7%
Michigan State Housing
Development Authority,
Series A (RB)
3.70%, 04/01/30 (c) $ 500 $ 500,337
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/30 (c) 410 410,393
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/26 500 507,698
State of Michigan, Trunk Line,
Series B (RB)
5.00%, 11/15/27 500 528,674
1,947,102
Minnesota : 1.7%
Metropolitan Council,
Minneapolis & St. Paul
Metropolitian Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,034,394
Minneapolis & St. Paul,
Minnesota Metropolitan
Airports Commission, Series
A (RB)
5.00%, 01/01/29 1,000 1,077,947
Minneapolis & St. Paul,
Minnrsota  Metropolitan
Airports Commission, Series
B (RB)
5.00%, 01/01/30 (c) 515 530,397
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/31 1,000 1,122,091
State of Minnesota, Various
Purpose, Series D (GO)
3.00%, 10/01/30 (c) 1,000 997,918
4,762,747
Mississippi : 0.2%
State of Mississippi, Series A
(GO)
5.00%, 10/01/29 (c) 430 450,758
Underline
Missouri : 0.7%
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,563,753
Missouri State Environmental
Improvement and Energy
Resources Authority, Water
Pollution Control and
Drinking Water, Series B (RB)
5.00%, 01/01/26 (c) 500 500,637
2,064,390
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 07/01/28 (c) 500 509,268
Underline

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada : 0.2%
Clark County, Nevada Airport
System, Series A (RB)
5.00%, 07/01/29 $ 500 $ 544,499
Underline
New Jersey : 3.4%
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 660 662,326
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/34 (c) 615 642,815
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) 500 553,394
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/28 (c) 1,000 1,043,867
New Jersey Health Care
Facilities Financing Authority,
Greystone Park Psychiatric
Hospital Project (RB)
5.00%, 09/15/26 500 513,617
New Jersey Health Care
Facilities Financing Authority,
Hackensack Meridian Health,
Series A (RB)
5.00%, 07/01/29 (c) 660 688,364
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/26 500 516,675
5.00%, 06/15/30 (c) 435 443,090
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/31 (c) 780 785,300
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/26 500 495,868
2.00%, 06/01/30 (c) 3,000 2,803,828
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/31 (c) 500 513,376
9,662,520
New Mexico : 0.9%
New Mexico Hospital
Equipment Loan Council,
Presbyterian Healthcare
Services, Series A (RB)
4.12%, 08/01/44 (c) 1,000 1,000,000
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 881,678
Par
(000’s) Value
New Mexico (continued)
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 $ 535 $ 547,604
2,429,282
New York : 14.5%
City of New York, Series A-1
(GO)
5.00%, 09/01/27 1,000 1,052,201
5.00%, 08/01/29 1,000 1,093,034
City of New York, Series B-1
(GO)
5.00%, 11/01/30 500 555,629
City of New York, Series C (GO)
5.00%, 09/01/27 1,000 1,052,201
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 525,706
City of New York, Series E (GO)
5.00%, 08/01/30 (c) 540 551,440
City of New York, Series F-1
(GO)
5.00%, 03/01/27 410 426,644
County of Suffolk, Series A (GO)
(AGM)
5.00%, 02/01/26 250 253,246
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 524,514
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/26 500 515,264
Metropolitan Transportation
Authority, Series C (RB)
5.25%, 11/15/29 (c) 1,000 1,005,025
Metropolitan Transportation
Authority, Series D-1 (RB)
5.00%, 11/15/28 (c) 250 251,275
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,107,526
New York City Housing
Development Corp., Multi-
Family Housing, Series A-2
(RB)
3.25%, 11/01/64 (c) (p) 1,000 1,004,884
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 2,500 2,552,952
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31 (c) 1,010 1,072,280
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/31 (c) 630 633,574

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Series A
(RB)
5.00%, 11/01/26 $ 500 $ 516,050
5.00%, 11/01/27 440 465,120
New York City Transitional
Finance Authority, Series E-1
(RB)
5.00%, 02/01/30 (c) 1,190 1,232,095
New York City Transitional
Finance Authority, Series F
(RB)
5.00%, 02/01/27 850 882,693
New York City Transitional
Finance Authority, Series G-1
(RB)
4.00%, 11/01/30 1,500 1,591,692
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 1,000 1,031,667
New York State Dormitory
Authority, New York Cornell
University, Series A (RB)
5.00%, 07/01/26 700 716,877
New York State Dormitory
Authority, New York
University, Series A (RB)
4.00%, 07/01/38 (c) 350 350,342
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,091,893
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 530,582
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/30 (c) 1,325 1,355,400
New York State Dormitory
Authority, Series A (RB)
5.00%, 03/15/26 780 792,641
5.00%, 03/15/26 485 492,332
5.00%, 02/15/27 500 520,178
New York State Dormitory
Authority, Series B (RB)
5.00%, 03/15/30 500 553,871
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 682,642
New York State Dormitory
Authority, State Sales Tax,
Series B (RB)
5.00%, 03/15/26 (c) 500 501,558
5.00%, 03/15/29 (c) 595 596,854
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 $ 680 $ 691,128
New York State Environmental
Facilities Corp., State Clean
Water And Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 650,351
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 11/01/60 (c) (p) 920 911,933
New York State Housing
Finance Agency, Series C (RB)
3.80%, 11/01/62 (c) (p) 500 500,176
New York State Housing
Finance Agency, Series C-2
(RB)
3.60%, 11/01/63 (c) (p) 500 503,347
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/27 1,000 1,037,000
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/27 690 719,356
5.00%, 03/15/28 (c) 500 508,026
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
5.00%, 03/15/27 500 521,680
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/30 1,150 1,250,448
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AGM)
3.25%, 02/01/29 (c) 665 665,804
Triborough Bridge & Tunnel
Authority, Series  A-2 (RB)
2.00%, 05/15/45 (p) 875 866,213
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,029,497
5.00%, 11/15/27 500 528,904
5.00%, 11/15/28 1,000 1,080,921
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 11/15/28 (c) 1,000 1,076,664
40,623,330

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina : 2.9%
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/29 (c) $ 500 $ 509,667
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/30 (c) 250 233,981
County of Wake (RB)
5.00%, 09/01/26 375 385,387
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/51 (p) 500 504,795
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/30 (c) 1,500 1,616,477
State of North Carolina, Series
A (GO)
5.00%, 06/01/30 (c) 1,140 1,213,544
5.00%, 06/01/31 (c) 1,100 1,213,711
State of North Carolina, Series
A (RB)
5.00%, 05/01/31 (c) 1,000 1,075,169
State of North Carolina, Series
B (RB)
3.00%, 05/01/31 (c) 800 784,131
5.00%, 05/01/29 (c) 585 609,286
8,146,148
Ohio : 2.5%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 500 529,772
City of Columbus, Various
Purpose (GO)
5.00%, 04/01/29 (c) 750 786,533
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/31 (c) 1,245 1,340,801
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,360,369
5.00%, 08/01/30 (c) 1,030 1,077,945
Ohio Quality Development
Authority, American Electric
Power Company Project,
Series D (RB)
3.20%, 05/01/26 500 498,618
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/31 (c) 500 526,287
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,029,285
7,149,610
Par
(000’s) Value
Oklahoma : 0.3%
Canadian County, Oaklahoma
Educational Facilities
Authority, Mustang Public
Schools Project (RB)
3.00%, 09/01/29 (c) $ 330 $ 328,064
Grand River Dam Authority,
Series A (RB)
5.00%, 06/01/31 (c) 515 528,989
857,053
Oregon : 1.0%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 516,663
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/31 (c) 1,000 1,040,432
Jackson County, Oregon School
District No. 549C Medford
(GO) (SBG)
5.00%, 12/15/28 (c) 1,250 1,251,378
2,808,473
Pennsylvania : 2.8%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 07/15/30 (c) 360 384,502
Allegheny County Sanitary
Authority (RB) (BAM)
5.00%, 12/01/27 (c) 500 504,188
City of Philadelphia, Series A
(GO)
5.00%, 08/01/25 300 300,000
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/31 (c) 510 495,566
5.00%, 01/01/26 560 565,904
5.00%, 07/15/27 1,000 1,050,838
5.00%, 09/01/27 1,000 1,052,201
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 1,000 1,024,689
County of Lehigh, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 611,608
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 500 507,998
Montgomery County Industrial
Development Authority,
Series B (RB)
4.10%, 06/01/29 705 728,439
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 04/15/26 (c) 500 503,994
7,729,927

Par
(000’s) Value
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AGM)
5.00%, 05/15/26 (c) $ 500 $ 500,812
Tobacco Settlement Financing
Corp., Rhode Island, Series
A (RB)
5.00%, 06/01/26 (c) 500 500,446
1,001,258
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/30 (c) 255 263,174
Underline
Tennessee : 2.0%
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/31 (c) 545 547,681
5.00%, 07/01/26 525 537,224
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,089,674
Shelby County Health
Educational & Housing
Facilities Board, Baptist
Memorial Health, Series B
(RB)
5.00%, 09/01/49 (c) (p) 500 527,014
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/49 (c) (p) 1,775 1,777,262
Tennessee Energy Acquisition
Corp., Gas Project, Series A-1
(RB)
5.00%, 05/01/53 (c) (p) 500 515,307
Tennessee Energy Acquisition
Corp., Gas Project, Series B
(RB)
5.62%, 09/01/26 500 509,349
5,503,511
Texas : 8.4%
Austin Independent School
District (GO)
5.00%, 08/01/28 505 541,730
Bexar County, Limited Tax (GO)
5.00%, 06/15/27 (c) 500 509,577
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 1,000 1,095,293
City of Dallas, Texas
Waterworks and Sewer
System, Series A (RB)
5.00%, 10/01/30 (c) 565 577,963
Par
(000’s) Value
Texas (continued)
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/27 (c) $ 630 $ 643,733
Comal Texas Independent
School District (GO)
5.00%, 02/01/26 775 784,596
Conroe, Texas Independent
School District, Series A (GO)
5.00%, 02/15/27 2,000 2,076,763
Denton Independent School
District (GO)
5.00%, 08/15/29 1,000 1,094,085
Ford Bend, Texas Independent
School District, Series B (GO)
5.00%, 02/15/28 910 966,492
Fort Bend, Texas Independent
School District (GO)
5.00%, 08/15/30 (c) 2,000 2,085,747
Harris County, Texas Cultural
Education Facilities Finance
Corp., TECO Project (RB)
5.00%, 11/15/30 (c) 850 882,087
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,049,099
Houston Texas Utility System,
Series A (RB)
5.00%, 11/15/27 1,000 1,055,287
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/27 500 521,429
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/27 500 517,932
5.00%, 01/01/30 (c) 1,195 1,205,557
5.00%, 01/01/31 (c) 1,675 1,688,699
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/30 (c) 500 507,175
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 612,902
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series A (RB)
5.50%, 01/01/54 (c) (p) 1,000 1,064,584
Texas Transportation
Commission Highway
Improvement (GO)
5.00%, 04/01/30 1,000 1,101,518
Texas Water Development
Board (RB)
5.00%, 04/15/26 1,000 1,017,928

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Texas (continued)
Texas Water Development
Board, Series A (RB)
5.00%, 04/15/30 (c) $ 250 $ 261,290
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/30 (c) 670 697,256
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,013,846
23,572,568
Utah : 0.4%
Utah Transit Authority (RB)
5.00%, 06/15/30 500 553,930
5.00%, 12/15/30 500 557,381
1,111,311
Virginia : 1.4%
County of Fairfax, Virginia
Public Improvement, Series A
(GO) (SAW)
4.00%, 10/01/25 990 992,432
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 623,168
Virginia Commonwealth
Transportation Board (RB)
5.00%, 03/15/27 (c) 510 523,611
Virginia Public Building
Authority, Public Facilities,
Series A (RB)
5.00%, 08/01/29 (c) 720 755,344
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 996,714
3,891,269
Par
(000’s) Value
Washington : 2.2%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 $ 520 $ 536,626
Central Puget Sound Regional
Transit Authority, Series S-1
(RB)
5.00%, 11/01/31 (c) 500 503,212
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/28 (c) 725 758,339
King County,Washington (GO)
4.00%, 07/01/30 (c) 2,110 2,151,018
State of Washington, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/26 1,000 1,021,102
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/31 (c) 1,000 1,097,659
6,067,956
West Virginia : 0.4%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,026,397
Underline
Wisconsin : 0.6%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 750 760,836
Public Finance Authority,
Wisconsin Providence St.
Joseph Health (RB)
4.00%, 10/01/41 (p) 810 830,190
1,591,026
Total Municipal Bonds: 98.6%
(Cost: $276,669,709) 276,370,849
Other assets less liabilities: 1.4% 3,927,234
NET ASSETS: 100.0% $ 280,298,083
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation

Footnotes:
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond